Income (expense) from investments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income (expense) from investments
Dividends	€ 150	€ 247	€ 231
Net gain (loss) on disposals		19	22
Other net income (expense)	(75)	15	910
Other gain (loss) from investments	€ 75	€ 281	€ 1,163